ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
ACCRUED EXPENSES
Accrued expenses	$ 69,020	$ 82,470	$ 241,627